UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ardsley Advisory Partners
           --------------------------------------------------
Address:   646 Steamboat Road
           --------------------------------------------------
           Greenwich, CT 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-04639
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin McCormack
           --------------------------------------------------
Title:     Partner, Chief Financial Officer
           --------------------------------------------------
Phone:     203-863-1430
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /S/ Kevin McCormack               Greenwich, CT         05/12/00
       ------------------------   ---------------------------  ---------
             [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        49
                                               -------------

Form 13F Information Table Value Total:       $1,143,260
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                     Form 13F INFORMATION TABLE


       COLUMN 1         COLUMN 2    COLUMN 3  COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8
------------------- --------------- --------  -------- ---------------- ---------- -------- ----------------
                                                 VALUE SHRS OR SH/PUT/  INVESTMENT   OTHER  VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS    CUSIP  (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------- ---------------- -------  -------- ------- --- ---- ---------- -------- ---- ------ ----
AMR CORP              COMMON STK      001765106     27,094     850,000(SH)   (SOLE)            850,000(SOLE)
------------------------------------------------------------------------------------------------------------
AT&T CORP             COM LIB GRP A   001957208     28,173     475,000(SH)   (SOLE)            475,000(SOLE)
------------------------------------------------------------------------------------------------------------
ALLSCRIPTS INC        COMMON STK      019886100     60,125   1,000,000(SH)   (SOLE)          1,000,000(SOLE)
------------------------------------------------------------------------------------------------------------
ALPINE GROUP INC      COMMON STK      020825105      8,267     918,500(SH)   (SOLE)            918,500(SOLE)
------------------------------------------------------------------------------------------------------------
AUTODESK INC          COMMON STK      052769106     27,300     600,000(SH)   (SOLE)            600,000(SOLE)
------------------------------------------------------------------------------------------------------------
E SIM LTD             COMMON STK      M40990109        225      10,000(SH)   (SOLE)             10,000(SOLE)
------------------------------------------------------------------------------------------------------------
CAREMARK RX INC       COMMON STK      141705103     46,063  11,000,000(SH)   (SOLE)         11,000,000(SOLE)
------------------------------------------------------------------------------------------------------------
COGNOS INC            COMMON STK      19244C109     13,451     215,000(SH)   (SOLE)            215,000(SOLE)
------------------------------------------------------------------------------------------------------------
COMPUCREDIT CORP      COMMON STK      20478N100     28,950     800,000(SH)   (SOLE)            800,000(SOLE)
------------------------------------------------------------------------------------------------------------
CONSOLIDATED GRAPHICS
   INC                COMMON STK      209341106     12,231     950,000(SH)   (SOLE)            950,000(SOLE)
------------------------------------------------------------------------------------------------------------
DSP GROUP INC         COMMON STK      23332B106      2,310      35,000(SH)   (SOLE)             35,000(SOLE)
------------------------------------------------------------------------------------------------------------
DANKA BUSINESS
   SYS PLC            SPONSORED ADR   236277109     14,088   2,300,000(SH)   (SOLE)          2,300,000(SOLE)
------------------------------------------------------------------------------------------------------------
EBAY INC              COMMON STK      278642103      1,320       7,500(SH)   (SOLE)              7,500(SOLE)
------------------------------------------------------------------------------------------------------------
ENZON INC             COMMON STK      293904108      6,595     175,000(SH)   (SOLE)            175,000(SOLE)
------------------------------------------------------------------------------------------------------------
FIRSTWORLD COMMUNICATIONS
   INC                COMMON WAR      337625115     11,349      64,853(SH)   (SOLE)             64,853(SOLE)
------------------------------------------------------------------------------------------------------------
FIRSTWORLD COMMUNICATIONS
   INC                COMMON SER B    337625305      2,300   5,000,000(SH)   (SOLE)          5,000,000(SOLE)
------------------------------------------------------------------------------------------------------------
GENERAL MAGIC INC     COMMON STK      370253106        894     100,000(SH)   (SOLE)            100,000(SOLE)
------------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC   COMMON STK      375558103      7,922     125,000(SH)   (SOLE)            125,000(SOLE)
------------------------------------------------------------------------------------------------------------
GLOBAL TELESYSTEMS
   GROUP              COMMON STK      37936U104     39,975   1,950,000(SH)   (SOLE)          1,950,000(SOLE)
------------------------------------------------------------------------------------------------------------
HERCULES INC          COMMON STK      427056106      6,450     400,000(SH)   (SOLE)            400,000(SOLE)
------------------------------------------------------------------------------------------------------------
ICG COMMUNICATIONS
   INC                COMMON STK      449246107     52,381   1,450,000(SH)   (SOLE)          1,450,000(SOLE)
------------------------------------------------------------------------------------------------------------
INTEGRAL SYS INC MD   COMMON STK      45810H107     20,475     455,000(SH)   (SOLE)            455,000(SOLE)
------------------------------------------------------------------------------------------------------------
INTERWOVEN INC        COMMON STK      46114T102      4,390      40,000(SH)   (SOLE)             40,000(SOLE)
------------------------------------------------------------------------------------------------------------
MEDIAONE GROUP INC    COMMON STK      58440J104     32,400     400,000(SH)   (SOLE)            400,000(SOLE)
------------------------------------------------------------------------------------------------------------
MICROSOFT             COMMON STK      594918104     42,500     400,000(SH)   (SOLE)            400,000(SOLE)
-----------------------------------------------------------------------------------------------------------
NTL INC               COMMON STK      629407107    102,094   1,100,000(SH)   (SOLE)          1,100,000(SOLE)
------------------------------------------------------------------------------------------------------------
NAVISTAR INTL
   CORP NEW           COMMON STK      63934E108     24,075     600,000(SH)   (SOLE)            600,000(SOLE)
------------------------------------------------------------------------------------------------------------
NAVIGANT CONSULTING
   INC                COMMON STK      63935N107     18,040   1,640,000(SH)   (SOLE)          1,640,000(SOLE)
------------------------------------------------------------------------------------------------------------
OCEAN ENERGY INC TEX  COMMON STK      67481E106     25,875   1,800,000(SH)   (SOLE)          1,800,000(SOLE)
------------------------------------------------------------------------------------------------------------
OMNICARE INC          COMMON STK      681904108     25,331   2,100,000(SH)   (SOLE)          2,100,000(SOLE)
------------------------------------------------------------------------------------------------------------
OUTBACK STEAKHOUSE
   INC                COMMON STK      689899102     35,268   1,100,000(SH)   (SOLE)          1,100,000(SOLE)
------------------------------------------------------------------------------------------------------------
PENNACO ENERGY INC    COMMON STK      708046107     13,071    955,000(SH)    (SOLE)            955,000(SOLE)
------------------------------------------------------------------------------------------------------------
PER SE TECHNOLOGIES
   INC                COMMON STK      713569309      6,198  1,055,000(SH)    (SOLE)          1,055,000(SOLE)
------------------------------------------------------------------------------------------------------------
PREGRINE SYSTEMS
   INC                COMMON STK      71366Q101     31,855    475,000(SH)    (SOLE)            475,000(SOLE)
------------------------------------------------------------------------------------------------------------
PREDICTIVE SYS INC    COMMON STK      74036W102        683     15,000(SH)    (SOLE)             15,000(SOLE)
------------------------------------------------------------------------------------------------------------
PROVIDIAN FINL CORP   COMMON STK      74406A102     17,325    200,000(SH)    (SOLE)            200,000(SOLE)
------------------------------------------------------------------------------------------------------------
QLT PHOTOTHERAPEUTICS
   INC                COMMON STK      746927102     39,117    708,000(SH)    (SOLE)            708,000(SOLE)
------------------------------------------------------------------------------------------------------------
REDBACK NETWORKS INC  COMMON STK      757209101     11,998     40,000(SH)    (SOLE)             40,000(SOLE)
------------------------------------------------------------------------------------------------------------
RHYTHMS NETCONNECTIONS
   INC                COMMON STK      762430205     13,805    375,000(SH)    (SOLE)            375,000(SOLE)
------------------------------------------------------------------------------------------------------------
SABRE HLDGS CORP      COMMON STK      785905100      7,300    200,000(SH)    (SOLE)            200,000(SOLE)
------------------------------------------------------------------------------------------------------------
STAMPS COM INC        COMMON STK      852857101      9,367    485,000(SH)    (SOLE)            485,000(SOLE)
------------------------------------------------------------------------------------------------------------
TELEPHONE & DATA
   SYS INC            COMMON STK      879433100     23,310    210,000(SH)    (SOLE)            210,000(SOLE)
------------------------------------------------------------------------------------------------------------
TOTAL RENAL CARE
   HLDGS INC          COMMON STK      89151A107     17,813  5,700,000(SH)    (SOLE)          5,700,000(SOLE)
------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW     COMMON STK      902124106    131,578  2,625,000(SH)    (SOLE)          2,625,000(SOLE)
------------------------------------------------------------------------------------------------------------
UNITEDGLOBALCOM       CV PFD 1/20     913247102     57,000    600,000(SH)    (SOLE)            600,000(SOLE)
------------------------------------------------------------------------------------------------------------
UNITEDGLOBALCOM       CL A            913247508      9,382    125,000(SH)    (SOLE)            125,000(SOLE)
------------------------------------------------------------------------------------------------------------
VIGNETTE CORP         COMMON STK      926734104      4,808     30,000(SH)    (SOLE)             30,000(SOLE)
------------------------------------------------------------------------------------------------------------
VINTAGE PETE INC      COMMON STK      927460105     18,113    900,000(SH)    (SOLE)            900,000(SOLE)
------------------------------------------------------------------------------------------------------------
ORCKIT COMMUNICATIONS
    LTD               COMMON STK      M7531S107      2,626     39,200(SH)    (SOLE)             39,200(SOLE)
------------------------------------------------------------------------------------------------------------


